Offerings	Jul. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Debt
Security Class Title	Debt Securities	[2]
Amount of Registration Fee	$ 0
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at indeterminate prices.
(4)	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.
(5)
The Registrants and
Co-Registrants
hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities	[3]
Amount of Registration Fee	$ 0
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at indeterminate prices.
(4)	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.
(5)
The Registrants and
Co-Registrants
hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preference Shares	[2]
Amount of Registration Fee	$ 0
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at indeterminate prices.
(4)	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.
(5)
The Registrants and
Co-Registrants
hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares	[2]
Amount of Registration Fee	$ 0
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at indeterminate prices.
(4)	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.
(5)
The Registrants and
Co-Registrants
hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants	[2],[4]
Amount of Registration Fee	$ 0
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at indeterminate prices.
(4)	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.
(5)
The Registrants and
Co-Registrants
hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights	[2],[4]
Amount of Registration Fee	$ 0
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at indeterminate prices.
(4)	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.
(5)
The Registrants and
Co-Registrants
hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.

[1]	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
[2]	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
[3]	The Registrants and Co-Registrants hereto, or any selection of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of debt securities.
[4]	Representing rights or obligations to purchase debt securities, preference shares, common shares, other securities or any combination of these securities.